GMO U.S. Small Cap Value Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GMO U.S. Small Cap Value Fund | Class VI
Prospectus [Line Items]
Annual Return [Percent]	11.16%	22.73%	(14.01%)	35.73%	2.39%